Call Money and Funds Purchased	12 Months Ended
Mar. 31, 2025
Call Money And Funds Purchased [Abstract]
Call Money and Funds Purchased	CALL MONEY AND FUNDS PURCHASED
A summary of funds transactions for the fiscal years ended March 31, 2024 and 2025 is as follows:

	2024	2025
	(in millions, except percentages and days)
Outstanding at end of fiscal year:
Amount	¥5,094,171	¥5,016,678
Principal range of maturities	1 day to 30 days	1 day to 30 days
Weighted average interest rate	0.09%	0.63%